RELATED PARTY TRANSACTIONS - Key Management Personnel Compensation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related Party [Abstract]
Salaries and other short-term employee benefits	$ 20	$ 23
Post-employment benefits	2	2
Stock-based compensation	34	26
Total compensation	$ 56	$ 51